Leases (Details) - Schedule of minimum future payments, - Lease liabilities [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities - minimum payments
Present value of lease liabilities	R$ 8,360	R$ 4,051
Current	435	244
Non-current	7,925	3,807
Future financing charges	12,318	4,042
Future lease payments	20,678	8,093
PIS and COFINS embedded in the present value of lease agreements	508	246
PIS and COFINS embedded in the gross value of lease agreements	1,257	492
Less than 1 year [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	435	244
1 to 5 years [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	1,646	1,231
More than 5 years [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	R$ 6,279	R$ 2,576